Maturities of lease liabilities as of December 31, 2020 were as follows (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases
2021	$ 225,000
2022	152,000
2023	47,000
2024	4,000
Total lease payments	428,000
Less imputed interest	(17,000)
Total operating lease liabilities	$ 411,000	$ 360,000